CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
CURRENT ASSETS
Cash and cash equivalent	$ 13,351	$ 71,499	$ 2,756
Prepaid expense	1,145	1,145
TOTAL CURRENT ASSETS	14,496	72,644	2,756
FIXED ASSETS
Building		4,328	4,328
Accumulated Depreciation - Building		(865)	(577)
Land		4,328	4,328
Security Deposit	55,751
TOTAL FIXED ASSETS	55,751	7,791	8,078
TOTAL ASSETS	70,247	80,435	10,834
Current Liabilities
Accounts Payable	57,574	1,000	10,000
Accrued Expenses	5,332		1,500
Loan Payable - Due to Shareholder	508,913	155,000	1,231
Income Tax Payable			1,297
Total Current Liabilities	571,819	156,000
TOTAL LIABILITIES	571,819	156,000	14,028
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value, 75,000,000 shares authorized; 5,080,000 shares issued and outstanding	5,080	5,080	5,080
Additional Paid In Capital	45,851	45,851	42,120
Profit (loss) accumulated during the development stage	(548,732)	(122,725)	(50,394)
Total Stockholders' Equity Attributable to Apex Resources Inc.	(501,572)	(75,565)	(3,194)
Noncontrolling Interests	(3,771)	(3,771)
Total Equity	(501,572)	(75,565)	(3,194)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 70,247	$ 80,435	$ 10,834